Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Share Capital CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Treasury Stock CNY (¥) shares	Statutory Reserves CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive loss CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018	¥ 9,583	¥ 437,176	¥ (1,156)	¥ 480,881	¥ 1,799,989	¥ (93,290)	¥ 113,543	¥ 2,746,726
Balance (in Shares) at Dec. 31, 2018 | shares	1,301,951,084		178,475,480
Net income					188,932		3,622	192,554
Foreign currency translation						10,178		10,178
Exercise of share options	¥ 4							4
Exercise of share options (in Shares) | shares	640,000
Repurchase of ordinary shares from open market		(437,176)	¥ (342)		(46,497)			(484,015)
Repurchase of ordinary shares from open market (in Shares) | shares			50,223,820
Cancellation of treasury shares	¥ (352)		¥ 352
Cancellation of treasury shares (in Shares) | shares	(50,223,820)		(50,223,820)
Share-based compensation		393						393
Provision for statutory reserves				38,814	(38,814)
Distribution of dividend					(435,072)		(3,790)	(438,862)
Disposal of subsidiaries				(10,956)	10,956		(193)	(193)
Unrealized net gains on available-for-sale investments						17,231		17,231
Share of other comprehensive gain of affiliates						452		452
Share of other comprehensive gain of affiliates (in Shares) | shares
Balance at Dec. 31, 2019	¥ 9,235	393	¥ (1,146)	508,739	1,479,494	(65,429)	113,182	2,044,468
Balance (in Shares) at Dec. 31, 2019 | shares	1,252,367,264		178,475,480
Cumulative-effect adjustment to beginning balance from adoption of ASU 2016-13					(7,523)			(7,523)
Net income					268,254		7,923	276,177
Foreign currency translation						9,639		9,639
Cancellation of treasury shares	¥ (1,146)		¥ 1,146
Cancellation of treasury shares (in Shares) | shares	(178,475,480)		(178,475,480)
Share-based compensation		(393)						(393)
Provision for statutory reserves				45,172	(45,172)
Distribution of dividend					(388,499)			(388,499)
Unrealized net gains on available-for-sale investments						23,811		23,811
Share of other comprehensive loss of affiliates						(3,016)		(3,016)
Balance at Dec. 31, 2020	¥ 8,089			553,911	1,306,554	(34,995)	121,105	1,954,664
Balance (in Shares) at Dec. 31, 2020 | shares	1,073,891,784
Net income					250,989		8,952	259,941	$ 40,791
Foreign currency translation						(9,116)		¥ (9,116)
Exercise of share options (in Shares) | shares
Provision for statutory reserves				3,310	(3,310)
Distribution of dividend					(242,518)		(7,580)	(250,098)
Unrealized net gains on available-for-sale investments						6,252		6,252
Share of other comprehensive loss of affiliates						(1,281)		(1,281)
Balance at Dec. 31, 2021	¥ 8,089			557,221	1,311,715	(39,140)	122,477	1,960,362	$ 307,624
Balance (in Shares) at Dec. 31, 2021 | shares	1,073,891,784
Balance at Dec. 31, 2021	¥ 1,269			¥ 87,440	¥ 205,837	¥ (6,142)	¥ 19,220	¥ 307,624
Balance (in Shares) at Dec. 31, 2021 | shares	1,073,891,784